Goodwill and Other Intangible Assets - Amortization Expense (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 1,300
2018	1,300
2019	565
2020	262
2021	$ 262